UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)		6 Months Ended
		Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
OPERATING REVENUES
Total operating revenues		$ 20,071,752	¥ 136,706,698	¥ 188,112,127
COST OF REVENUES		(14,395,297)	(98,044,928)	(136,540,311)
GROSS PROFIT		5,676,455	38,661,770	51,571,816
OPERATING EXPENSES
Selling expenses		(131,745)	(897,297)	(1,134,623)
General and administrative expenses		(1,915,556)	(13,046,670)	(9,061,616)
Research and development expenses		(2,810,937)	(19,145,011)	(33,470,081)
Total operating expenses		(4,858,238)	(33,088,978)	(43,666,320)
INCOME FROM OPERATIONS		818,217	5,572,792	7,905,496
OTHER INCOME/(EXPENSE)
Investment income/(loss)		(33,988,272)	(231,490,719)	25,583,543
Interest income		94,382	642,826	882,033
Finance expenses, net		(70,303)	(478,832)	(446,665)
Other (expense)/income, net		(11,181)	(76,150)	101,963
Total other income, net		(33,975,374)	(231,402,875)	26,120,874
INCOME/(LOSS) BEFORE INCOME TAXES		(33,157,157)	(225,830,083)	34,026,370
PROVISION FOR INCOME TAXES
Current		(471,200)	(3,209,294)	(2,290,252)
Deferred		(21,524)	(146,597)
Total provision for income tax		(492,724)	(3,355,891)	(2,290,252)
NET INCOME/(LOSS)		(33,649,881)	(229,185,974)	31,736,118
Less: Net income attributable to non-controlling interests		832,774	5,671,941	5,265,527
NET INCOME/(LOSS) ATTRIBUTABLE TO MICROALGO INC.		(34,482,655)	(234,857,915)	26,470,591
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment		(6,778,344)	(46,166,620)	(8,360,753)
COMPREHENSIVE INCOME/(LOSS)		(40,428,225)	(275,352,594)	23,375,365
Less: Comprehensive income attributable to non-controlling interests		832,774	5,671,941	5,265,527
COMPREHENSIVE INCOME ATTRIBUTABLE TO MICROALGO INC		$ (41,260,999)	¥ (281,024,535)	¥ 18,109,838
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES1
Basic	[1]	12,437,461	12,437,461	2,776,005
Diluted	[1]	12,437,461	12,437,461	2,776,005
EARNINGS PER SHARE1
Basic | (per share)	[1]	$ (2.77)	¥ (18.88)	¥ 9.54
Diluted | (per share)	[1]	$ (2.77)	¥ (18.88)	¥ 9.54
Service [Member]
OPERATING REVENUES
Total operating revenues		$ 20,071,752	¥ 136,706,698	¥ 188,112,127

[1]	Number of shares as of June 30, 2025 and prior reporting dates has been retrospectively adjusted for the share consolidation, refer to note 13.